Loss on Sale of Assets, textual (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from Sale of Productive Assets [Abstract]
Gross proceeds from sale of property plant and equipment	$ 20,510	$ 29,000
Loss on sale of assets	$ 120	$ 2,750	$ 0	$ 120	$ 2,750